Investments - Summary Long-term Investments Held by Company (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Investments Debt And Equity Securities [Abstract]
Long-term held-to-maturity debt investments	$ 642,004
Equity method investments	13,831
Total long-term investments	$ 655,835